UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Class A Ordinary Shares Ordinary shares	Class C Ordinary Shares Ordinary shares	Additional paid-in capital	Statutory reserves	Accumulated deficit	Accumulated other comprehensive income	Non- controlling Interest	Total
Balance at Dec. 31, 2021	$ 115	$ 13	$ 514,116	$ 556	$ (495,240)	$ 1,637	$ 70	$ 21,267
Balance (in shares) at Dec. 31, 2021	41,973,276	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation			31					31
Issuance of ordinary shares for restricted stock award	$ 0		0
Issuance of ordinary shares for restricted stock award (in shares)	12,500
Foreign currency translation adjustment						(76)		(76)
Capital injection from minority shareholders							15	15
Net loss					(2,710)		(46)	(2,756)
Balance at Mar. 31, 2022	$ 115	$ 13	514,147	556	(497,950)	1,561	39	18,481
Balance (in shares) at Mar. 31, 2022	41,985,776	4,708,415
Balance at Dec. 31, 2021	$ 115	$ 13	514,116	556	(495,240)	1,637	70	21,267
Balance (in shares) at Dec. 31, 2021	41,973,276	4,708,415
Increase (Decrease) in Shareholders' Equity
Net loss								(13,910)
Balance at Jun. 30, 2022	$ 131	$ 13	515,137	556	(508,970)	1,471	6	8,344
Balance (in shares) at Jun. 30, 2022	47,398,276	4,708,415
Balance at Mar. 31, 2022	$ 115	$ 13	514,147	556	(497,950)	1,561	39	18,481
Balance (in shares) at Mar. 31, 2022	41,985,776	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation			1,006					1,006
Issuance of ordinary shares for restricted stock award	$ 16		(16)
Issuance of ordinary shares for restricted stock award (in shares)	5,412,500
Foreign currency translation adjustment						(90)		(90)
Disposal of subsidiaries (OOOK)							94	94
Capital injection from minority shareholders							7	7
Net loss					(11,020)		(134)	(11,154)
Balance at Jun. 30, 2022	$ 131	$ 13	515,137	$ 556	(508,970)	$ 1,471	$ 6	8,344
Balance (in shares) at Jun. 30, 2022	47,398,276	4,708,415
Balance at Dec. 31, 2022	$ 131	$ 13	515,182		(507,573)			7,753
Balance (in shares) at Dec. 31, 2022	47,419,109	4,708,415
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares and warrants to purchase ordinary shares	$ 15		1,849					1,864
Issuance of ordinary shares and warrants to purchase ordinary shares (in shares)	5,000,000
Net loss					(1,194)			(1,194)
Balance at Mar. 31, 2023	$ 146	$ 13	517,031		(508,767)			8,423
Balance (in shares) at Mar. 31, 2023	52,419,109	4,708,415
Balance at Dec. 31, 2022	$ 131	$ 13	515,182		(507,573)			7,753
Balance (in shares) at Dec. 31, 2022	47,419,109	4,708,415
Increase (Decrease) in Shareholders' Equity
Net loss								(2,195)
Balance at Jun. 30, 2023	$ 146	$ 13	517,031		(509,768)			7,422
Balance (in shares) at Jun. 30, 2023	52,419,109	4,708,415
Balance at Mar. 31, 2023	$ 146	$ 13	517,031		(508,767)			8,423
Balance (in shares) at Mar. 31, 2023	52,419,109	4,708,415
Increase (Decrease) in Shareholders' Equity
Net loss					(1,001)			(1,001)
Balance at Jun. 30, 2023	$ 146	$ 13	$ 517,031		$ (509,768)			$ 7,422
Balance (in shares) at Jun. 30, 2023	52,419,109	4,708,415